Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2025
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1. Basis of Presentation and General Information

The accompanying unaudited interim consolidated financial statements include the accounts of OceanPal Inc. (the ‘‘Company”, or “OceanPal”, or “OP”), and its wholly owned subsidiaries (collectively, the “Company”). OP was incorporated on April 15, 2021, under the laws of the Republic of the Marshall Islands. The Company’s shares trade on the Nasdaq Capital Market (or “Nasdaq”) under the ticker symbol “OP”.

Effective August 25, 2025, the Company effected a one-for-twenty five reverse stock split on its then issued and outstanding shares of common stock (Note 13(c)). All share and per share amounts disclosed in the accompanying unaudited interim consolidated financial statements give effect to this reverse stock split, retroactively, as applicable, for all periods presented.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2024, included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on April 15, 2025 (the “2024 Annual Report”) and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2025, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2025.

The consolidated balance sheet as of December 31, 2024, has been derived from the audited consolidated financial statements of the Company as of that date, considering the reverse stock split mentioned above, but does not include all the information and footnotes required by U.S. GAAP for complete financial statements.

Following the acquisition of a tanker vessel in September 2024, the Company has determined that it operates under two reportable segments, one relating to its operations of its dry bulk carrier vessels (dry bulk segment) and one to the operations of its tanker vessel (tanker segment). The accounting policies that apply to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements (Note 11).

The Company is a global provider of shipping transportation services, specializing in the ownership and operation of dry bulk vessels and product tankers. Each of the vessels is owned through a separate wholly owned subsidiary. As of June 30, 2025, the Company was the sole owner of all outstanding shares of the following subsidiaries:

•	Cypres Enterprises Corp. (“Cypres”), a company incorporated in the Republic of Panama on September 7, 2000, owner of the 2004 built Panamax dry bulk carrier Protefs (Note 5),
•	Darien Compania Armadora S.A. (“Darien”), a company incorporated in the Republic of Panama on December 22, 1993, owner of the 2005 built Panamax dry bulk carrier Calipso,
•	Marfort Navigation Company Limited (“Marfort”), a company incorporated in the Republic of Cyprus on August 10, 2007, owner of the 2005 built Capesize dry bulk carrier Salt Lake City (Note 5),
•	Darrit Shipping Company Inc. (“Darrit”), a company incorporated in the Republic of the Marshall Islands on June 2, 2022, which as of June 30, 2025, had no operations,
•	Fiji Shipping Company Inc. (“Fiji”), a company incorporated in the Republic of the Marshall Islands on January 27, 2023, owner of the 2005 built Panamax dry bulk carrier Melia, and
•	Batiki Shipping Company Inc. (“Batiki”), a company incorporated in the Republic of the Marshall lslands on July 10, 2024, owner of the 2009 built MR2 tanker vessel Zeze Start.

The Company operates its dry-bulk fleet through Diana Wilhelmsen Management Limited (or “DWM”) (Note 3(a)), Steamship Shipbroking Enterprises Inc. (or “Steamship”) (Note 3(b)) and its tanker vessel through Sea Transportation Inc. (Note 3(d)) and Anglo-Eastern Shipmanagement (Singapore) Pte. Ltd.

Uncertainties caused by worldwide health and geopolitical events, and protectionist trade measures: As of June 30, 2025, and to date, no apparent consequences have been identified on the Company’s business, or counterparties, by COVID-19 or the armed conflicts in Ukraine and the Middle East and their implications. None of the Company’s contracts have been affected by the events in Ukraine and the Middle East.

The financial reporting implications of those conflicts cannot be reasonably estimated at this time, although they could materially affect the Company’s business, results of operations and financial condition in the future. As a result, certain of the Company’s estimates and assumptions carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods. The overall impact on the Company’s business, and the efficacy of any measures the Company takes in response to the challenges presented by these geopolitical events, will depend on how those events will further develop, the duration and extent of the restrictive measures that are associated with such events and their impact on global economy and trade, which is still uncertain.

The Company is constantly monitoring the developing situations, as well as its charterers’ and other counterparties’ response to the market and continuously evaluates the effect on its operations. Also, the Company monitors inflation in the United States of America, Eurozone and other countries, including ongoing global prices pressures that are driving up energy and commodity prices in the wake of the armed conflicts in Ukraine and the Middle East, which continue to have a moderate effect on the Company’s operating expenses.

The current United States administration has recently indicated the United States may seek to implement more protective trade measures, including in the shipping sector. Among other things, for example, the United States Office of the United States Trade Representative (“USTR”) issued an April 17, 2025 notice of action (the “Notice of Action”), as may be amended from time to time, under which the USTR determined to impose service fees on (i) Chinese vessel operators and vessel owners of China, as further set forth in Annex I to the Notice of Action; (ii) vessel operators of Chinese-built vessels, as set forth in Annex II to the Notice of Action; and (iii) vessel operators of foreign-built vehicle carriers, as set forth in Annex III to the Notice of Action. The USTR service fees are scheduled to take effect on October 14, 2025.  It remains uncertain whether and to what extent further modifications may be proposed as part of the USTR’s actions, and the effect that the USTR’s actions would have on the Company or its industry generally.

There is significant uncertainty about the future relationship between the United States and China and other exporting countries, such as Canada and Mexico, among others, including with respect to trade policies, treaties, government regulations, and tariffs. Protectionist developments, or the perception that they may occur, may have a material adverse effect on global economic conditions, may significantly reduce global trade, and could adversely impact the Company’s business and financial position.